12. Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2020
Judicial Deposits [Abstract]
Schedule of detailed information about judicial deposits

They are recorded at historical cost and updated according to current legislation:

2020	2019

794,755	1,006,899

Civil	315,312	355,093
Labor	149,390	245,928
Tax	181,670	203,110
Regulatory	111	111
Online attachment (*)	148,272	202,657

(*) Refer to legal blockages directly in the company's current accounts and financial investments linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.